Share-Based Compensation - Summary of Restricted Shares (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Restricted Share Purchase Agreement With Shareholding Platform
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value per share, Granted (to replace existing options) | $ / shares	$ 3.0
Grant date fair value per share, Vested | $ / shares	2.7
Grant date fair value per share, Ending balance | $ / shares	$ 3.2
Restricted Share Purchase Agreement With Shareholding Platform | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares, Granted (to replace existing options)	32,855,200
Number of restricted shares, Vested	(14,326,831)
Number of restricted shares, Ending balance	18,528,369
Number of shares granted	32,855,200
Restricted Share Purchase Agreement with Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value per share, Granted (to replace existing options) | $ / shares	$ 4.20
Grant date fair value per share, Vested | $ / shares	$ 4.20
Restricted Share Purchase Agreement with Founder | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares, Granted (to replace existing options)	5,130,305
Number of restricted shares, Vested	(5,130,305)
Number of shares granted	5,130,305